PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount as of January 1, 2025	1,319	514	1,833
Additions	445	92	537
Depreciation charge	(245)	(38)	(283)
Translation differences	104	25	129
As of June 30, 2025	1,623	593	2,216
Cost	2,844	846	3,690
Accumulated depreciation	(1,221)	(253)	(1,474)
Net book amount as of June 30, 2025	1,623	593	2,216

Net book amount as of January 1, 2024	802	106	908
Additions	699	215	914
Depreciation charge	(129)	(12)	(141)
Translation differences	9	(3)	6
As of June 30, 2024	1,381	306	1,687
Cost	2,124	442	2,566
Accumulated depreciation	(743)	(136)	(879)
Net book amount as of June 30, 2024	1,381	306	1,687

Summary of Reconciliation of Depreciation Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Depreciation expensed to general and administrative expenses (Note 20)	157	71	283	141